Revenue	6 Months Ended
Jun. 30, 2021
Revenue
Revenue

3.     Revenue

Collaboration agreement The Leukemia & Lymphoma Society (LLS)

Affimed is party to a collaboration with LLS to fund the development of  specific product candidates (immune cell engagers). Under the terms of the agreement, LLS has agreed to contribute up to $4.4 million contingent upon the achievement of certain milestones.

In the event that the research and development is successful, Affimed must proceed with commercialization of the licensed product. If Affimed decides for business reasons not to continue the commercialization, Affimed must at its option either repay the amount funded or grant a license to LLS to enable LLS to continue with the development program. In addition, LLS is entitled to receive royalties from Affimed based on the Group’s future revenue from any licensed product, with the amount of royalties not to exceed three times the amount funded.

In June 2016, the research funding agreement with LLS was amended to reflect a shift to the development of combination therapeutic approaches so that the milestones now relate primarily to the development of a combination therapy.

During the six months ended June 30, 2021, the Company did not recognize any revenue in this regard (2020: €0.1 million).

Collaboration with Genentech Inc.

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc., headquartered in South San Francisco, USA. Under the terms of the agreement Affimed is providing services related to the development of novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Under the terms of the agreement, Affimed received $96.0 million (€83.2 million) in initial upfront and committed funding on October 31, 2018.

The Group recognized €3.6 million and €12.0 million as revenue during the three and six months ended June 30, 2021 (2020: €2.7 million and €7.6 million). As of June 30, 2021, the Group held contract liabilities of €29.9 million (December 31, 2020: €41.9 million), which will be recognized as revenue in subsequent periods as services are provided.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales. During the second quarter of 2021, Genentech Inc. has informed Affimed that the Phase 1 study of RO7297089 (anti-BCMA/CD16A) was discontinued. A portion of these potential milestone payments are associated with that molecule. This has no impact on the current contract liabilities and future revenue of €29.9 million.

Collaboration with Roivant Sciences Ltd.

On November 9, 2020, Affimed and Pharmavant 6 GmbH, a subsidiary of Roivant Sciences Ltd., announced a strategic collaboration agreement which grants Roivant a license to the preclinical molecule AFM32. Under the terms of the agreement, Affimed received $60 million in upfront consideration, comprised of $40 million in cash and pre-funded research and development funding, and $20 million of common shares in Roivant. Affimed is eligible to receive additional proceeds in the form of option fees contingent on the commencement of additional programs contemplated under the agreement. The Company is eligible to receive up to an additional $2 billion in milestone payments over time upon achievement of specified development, regulatory and commercial milestones, as well as tiered royalties on net sales.

For the three and six months ended June 30, 2021 the Group has recognized €5.9 million and €8.9 million as revenue and held €40.1 million under contract liabilities as of June 30, 2021 (December 31, 2020: €49.0 million), which is recognized as revenue in subsequent periods as services are provided.

Research service agreements

The Group, through its subsidiary AbCheck s.r.o., has entered into certain research service agreements. These research service agreements provide for non-refundable upfront technology access research funding or capacity reservation fees and milestone payments. The Group recognized €0.2 million and €0.5 million as revenue in the three and six months ended June 30, 2021 (2020: €0.2 million and €0.4 million).

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	June 30, 2021	December 31, 2020

Receivables	393	0
Contract liabilities	70,064	91,041

Amounts of €9.5 million and €20.9 million recognized in contract liabilities at the beginning of the period have been recognized as revenue during the three and six months ended June 30, 2021, in respect of Genentech and Roivant.

The remaining performance obligations as of June 30, 2021 are approximately €70 million and are expected to be recognized as revenue to a large extent over the next two years.

Disaggregation of revenue

Geographic information
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Revenue:
Germany	222	0	458	75
Europe	0	0	0	2
USA	9,485	2,934	20,908	7,992
	9,707	2,934	21,366	8,069

Major service lines
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Collaboration revenue	9,485	2,793	20,888	7,716
Service revenue	222	141	478	353
	9,707	2,934	21,366	8,069

Timing on revenue recognition
	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Point in time	120	106	180	283
Over time	9,587	2,828	21,186	7,786
	9,707	2,934	21,366	8,069